Share-based payment arrangements - Long term incentive plan 2018 (Cash-settled) (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Jan. 08, 2019 shares	Feb. 16, 2018 shares	Feb. 09, 2017	Feb. 02, 2016	Dec. 31, 2020 USD ($) shares shares	Dec. 31, 2019 USD ($) tranche $ / shares	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						5 years
Number of vesting tranches | tranche						4
Expense from share-based payment transactions with employees | $					$ 140	$ 0	$ 37
Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.30%	33.30%
Transaction based incentive plan 2019 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						5 years
Equity instruments granted (in shares)	1,200,000
Number of phantom stocks outstanding (in shares)					704,000
Expense from share-based payment transactions with employees | $					$ 400	$ 1,800
Long term incentive plan 2018 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)		154,432
Number of phantom stocks outstanding (in shares)					71,854
Expense from share-based payment transactions with employees | $					$ 400	$ 700	$ 500
Long term incentive plan 2018 | Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)		154,432
Third anniversary | Transaction based incentive plan 2019 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						19.00%
Target share price (in USD per share) | $ / shares						$ 14
Third anniversary | Long term incentive plan 2018 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage					33.33%
Third anniversary | Long term incentive plan 2018 | Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Annual vesting percentage					33.33%
Second anniversary | Transaction based incentive plan 2019 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						12.00%
Target share price (in USD per share) | $ / shares						$ 12
Second anniversary | Long term incentive plan 2018 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage					33.33%
Second anniversary | Long term incentive plan 2018 | Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					2 years
Annual vesting percentage					33.33%
Fourth anniversary | Transaction based incentive plan 2019 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						25.00%
Target share price (in USD per share) | $ / shares						$ 16
Fourth anniversary | Long term incentive plan 2018 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage					33.33%
Fourth anniversary | Long term incentive plan 2018 | Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					4 years
Annual vesting percentage					33.33%
Tranche Four | Transaction based incentive plan 2019 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						44.00%
Target share price (in USD per share) | $ / shares						$ 18